Related Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Depreciation of right-of-use assets	¥ 32,653	¥ 101,998	¥ 0
Interest expense of lease liabilities	887	2,570
Loans borrowed	0	0	50,000
Interest income	431,228	398,176	443,661
Loans repayment	0	0	50,000
Interest expense	93,440	53,784	79,246
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	2,034,867	2,851,633	4,141,781
Purchase	4,481,284	6,498,842	6,236,175
Depreciation of right-of-use assets	9,543	80,640	0
Interest expense of lease liabilities	213	2,304	0
Rental income	16,041	11,831	0
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	14,870	7,724	11,486
Purchase	832,617	1,918,873	2,253,446
Insurance premiums expenses	107,495	108,223	121,329
Lease expenses	0	0	59,160
Depreciation of right-of-use assets	9,388	80,552	0
Interest expense of lease liabilities	205	2,285	0
Construction and installation cost	233,591	143,560	109,146
Rental income	464	461	0
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	2,019,997	2,843,909	4,130,295
Purchase	3,648,667	4,579,969	3,982,729
Rental income	15,577	11,370	0
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Depreciation of right-of-use assets	155	88	0
Interest expense of lease liabilities	8	19	0
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Loans borrowed	0	0	50,000
Interest income	2,088	1,295	610
Loans repayment	0	0	50,000
Interest expense	¥ 0	¥ 0	¥ 1,326